UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Promethean Asset Management, LLC
Address:       55 Fifth Avenue, Floor 17
               New York, NY 10003

Form 13F File Number: 28-10097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          E. Kurt Kim
Title:         Chief Financial Officer
Phone:         212-702-5200

Signature, Place, and Date of Signing:

/s/ E. Kurt Kim              New York, NY                     2/17/09
---------------              ------------                     --------
  [Signature]                [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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
                             TITLE OF                    VALUE    SHRS/      SH/ PUT/ INVESTMENT OTHER           VOTING AUTHORITY
NAME OF ISSUER               CLASS             CUSIP     (x$1000) PRN AMT    PRN CALL DISCRETION MANAGERS SOLE    SHARED   NONE
---------------------------------------------------------------------------------------------------------------------------------
ADAPTEC INC                  COM               00651F108      322    97,500  SH          DEFINED     01     97,500
AMERICAN EAGLE OUTFITTERS NE COM               02553E106      156    16,667  SH          DEFINED     01     16,667
BANK OF AMERICA CORPORATION  COM               060505104    1,014    72,000  PUT         DEFINED     01     72,000
BB&T CORP                    COM               054937107      371    13,500  PUT         DEFINED     01     13,500
CAPITAL ONE FINL CORP        COM               14040H105      791    24,800  PUT         DEFINED     01     24,800
COLUMBIA SPORTSWEAR CO       COM               198516106      424    12,000  SH          DEFINED     01     12,000
COMPUWARE CORP               COM               205638109      169    25,000  SH          DEFINED     01     25,000
DEUTSCHE BANK AG             NAMEN AKT         D18190898      203     5,000  PUT         DEFINED     01      5,000
DOT HILL SYS CORP            COM               25848T109      127   158,200  SH          DEFINED     01    158,200
DSP GROUP INC                COM               23332B106      441    55,000  SH          DEFINED     01     55,000
EARTHLINK INC                COM               270321102      425    62,900  SH          DEFINED     01     62,900
EARTHLINK INC                NOTE 3.250%11/1   270321AA0      920 1,000,000  PRN         DEFINED     01                    1,000,000
EQUINIX INC                  NOTE 2.500% 4/1   29444UAF3    1,471 2,000,000  PRN         DEFINED     01                    2,000,000
HUDSON CITY BANCORP          COM               443683107      611    38,300  PUT         DEFINED     01     38,300
INFOSPACE INC                COM NEW           45678T201      384    50,900  SH          DEFINED     01     50,900
ISHARES TR                   RUSSELL 2000      464287655    1,477    30,000  PUT         DEFINED     01     30,000
JPMORGAN & CHASE & CO        COM               46625H100      993    31,500  PUT         DEFINED     01     31,500
K-SWISS INC                  CL A              482686102      213    18,700  SH          DEFINED     01     18,700
MORGAN STANLEY               COM NEW           617446448      289    18,000  PUT         DEFINED     01     18,000
METLIFE INC                  COM               59156R108      331     9,500  PUT         DEFINED     01      9,500
M & T BK CORP                COM               55261F104      775    13,500  PUT         DEFINED     01     13,500
NEWMONT MINING CORP          COM               651639106      208     5,100  SH          DEFINED     01      5,100
OMNIVISION TECHNOLOGIES INC  COM               682128103      452    86,000  SH          DEFINED     01     86,000
PNC FINL SVCS GROUP INC      COM               693475105      333     6,800  PUT         DEFINED     01      6,800
POWERSHARES QQQ TRUST        UNIT SER 1        73935A104    1,264    42,500  PUT         DEFINED     01     42,500
POWERSHARES QQQ TRUST        UNIT SER 1        73935A104   21,710   730,000  CALL        DEFINED     01    730,000
RACKABLE SYS INC             COM               750077109      452   114,700  SH          DEFINED     01    114,700
RADWARE LTD                  ORD               M81873107       81    15,000  SH          DEFINED     01     15,000
REALNETWORKS INC             COM               75605L104      265    75,000  SH          DEFINED     01     75,000
SPDR GOLD TRUST              GOLD SHS          78463V107      320     3,700  SH          DEFINED     01      3,700
SPDR TR                      UNIT SER 1        78462F103      226     2,500  SH          DEFINED     01      2,500
SPDR TR                      UNIT SER 1        78462F103    5,775    64,000  PUT         DEFINED     01     64,000
STAMPS COM INC               COM NEW           852857200      613    62,400  SH          DEFINED     01     62,400
SUNTRUST BKS INC             COM               867914103      266     9,000  PUT         DEFINED     01      9,000
SYCAMORE NETWORKS INC        COM               871206108      316   117,400  SH          DEFINED     01    117,400
TELLABS INC                  COM               879664100      367    89,000  SH          DEFINED     01     89,000
UBS AG                       SHS NEW           H89231338      644    45,000  PUT         DEFINED     01     45,000
WELLS FARGO & CO NEW         COM               949746101      884    30,000  PUT         DEFINED     01     30,000
ZIONS BANCORPORATION         COM               989701107      441    18,000  PUT         DEFINED     01     18,000

                                            39             46,523

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         39
Form 13F Information Table Value Total:         46,523
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28-10099                       Promethean Investment Group, LLC




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